July 21, 2016

Securities and Exchange Commission
100 F Street NE
Washington, DC 20549

Re:	Elkhorn Unit Trust, Series 11
File No. 333-212450

Ladies/Gentlemen:

In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the “Securities Act”), this letter serves to certify that the most recent amendment to the Registration Statement on Form S-6 (the “Registration Statement”) of the above-referenced Series does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act.  Amendment No. 2 which was the most recent amendment to the Registration Statement, was filed electronically with the Commission on July 19, 2016.

Elkhorn Securities, LLC

By:	/s/ Benjamin T. Fulton
Chief Executive Officer

Enclosure